Investees (Details) - Schedule of information group's subsidiaries including fair value adjustments related to total comprehensive income (loss and cash flows - Bezeq Group [Member] - ILS (₪)
₪ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investees (Details) - Schedule of information group's subsidiaries including fair value adjustments related to total comprehensive income (loss and cash flows [Line Items]
Revenues	₪ 8,929	₪ 9,321	₪ 9,789
Profit (loss)	(715)	(1,127)	858
Other comprehensive Income (loss)	(32)	42	(8)
Total comprehensive Income (loss)	(747)	(1,085)	850
Profit (loss) attributable to non-controlling interests	(528)	(830)	663
Total comprehensive Income (loss) attributable to non-controlling interests	(551)	(799)	657
Cash flow from operating activities	2,924	3,512	3,525
Cash flow from investing activities	(883)	(2,552)	(1,148)
Cash flow from financing activities without dividend to non-controlling interests	(2,531)	(1,746)	104
Dividend paid to non-controlling interests		(505)	(948)
Total increase (decrease) in cash and cash equivalents	₪ (490)	₪ (1,291)	₪ 1,533